Trade Receivables	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Trade Receivables
(12) Trade Receivables

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Trade receivables	297.8	274.7
Allowance for expected credit losses	(7.4)	(12.6)

Total trade receivables	290.4	262.0

Contract assets	15.5	8.9
Allowance for expected credit losses	(0.0)	(0.0)

Total trade receivables and contract assets	305.9	270.9

Contract assets are shown in other current
non-financial
assets in the consolidated statements of financial position. Please refer to Note
(13)
 for further explanations.
The allowance for expected credit losses as of Dec. 31, 2021 are as follows:

($ in millions)	Current (not past due)	Within 90 days past due	Between 90 days and 6 months past due	Between 6 and 12 months past due	More than 12 months past due	Total
Total trade receivables and contract assets, gross carrying amount	289.0	17.9	1.2	1.5	3.7	313.3
Allowances for expected credit losses	(1.7)	(0.5)	(0.2)	(1.4)	(3.6)	(7.4)

Expected loss rate	0.6%	3.0%	13.3%	94.9%	95.6%	2.4%

The allowance for expected credit losses as of Dec. 31, 2020 are as follows:

($ in millions)	Current (not past due)	Within 90 days past due	Between 90 days and 6 months past due	Between 6 and 12 months past due	More than 12 months past due	Total
Total trade receivables and contract assets, gross carrying amount	266.6	11.1	1.0	1.0	3.9	283.6
Allowances for expected credit losses	(7.3)	(1.0)	(0.1)	(0.5)	(3.8)	(12.6)

Expected loss rate	2.7%	8.8%	12.7%	52.1%	96.8%	4.5%

On aggregate, the allowance for expected credit losses developed as follows:

($ in millions)	2021	2020
As at Jan. 1	(12.6)	(13.6)
Additions in loss allowances recognized in profit or loss	(2.0)	(6.0)
Reversals of unused amounts recognized in profit or loss	7.1	1.3
Utilizations	—	6.2
Currency translation and other changes	0.2	(0.5)

As at Dec. 31	(7.4)	(12.6)